Note 12 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
As of January 1, 2019		$ 532,385
Beginning of the year		(532,385)
End of the year		(536,915)	$ (532,385)
End of the year		536,915	532,385
Goodwill [member]
Statement Line Items [Line Items]
As of January 1, 2019		421,578
Beginning of the year		(421,578)
End of the year		(424,961)	(421,578)
End of the year		424,961	421,578
Customer-related intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		31,263
Beginning of the year		(31,263)
End of the year		(28,283)	(31,263)
End of the year		28,283	31,263
Technology-based intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		8,897
Beginning of the year		(8,897)
End of the year		(10,658)	(8,897)
End of the year		10,658	8,897
Trademark [member]
Statement Line Items [Line Items]
As of January 1, 2019		70,600
Beginning of the year		(70,600)
End of the year		(70,600)	(70,600)
End of the year		70,600	70,600
Other intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		47
Beginning of the year		(47)
End of the year		(2,413)	(47)
End of the year		2,413	47
Gross carrying amount [member]
Statement Line Items [Line Items]
As of January 1, 2019		557,147	553,602
Additions (1)	[1]	8,840	3,545
Disposals
Exchange differences		686
Additions from business combination (2)	[2]	4,725
Beginning of the year		(557,147)	(553,602)
End of the year		(571,398)	(557,147)
End of the year		571,398	557,147
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
As of January 1, 2019		421,578	421,578
Additions (1)	[1]
Disposals
Exchange differences		385
Additions from business combination (2)	[2]	2,998
Beginning of the year		(421,578)	(421,578)
End of the year		(424,961)	(421,578)
End of the year		424,961	421,578
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		40,700	40,700
Additions (1)	[1]
Disposals
Exchange differences
Additions from business combination (2)	[2]	32
Beginning of the year		(40,700)	(40,700)
End of the year		(40,732)	(40,700)
End of the year		40,732	40,700
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		22,222	18,677
Additions (1)	[1]	6,553	3,545
Disposals
Exchange differences		187
Additions from business combination (2)	[2]	1,695
Beginning of the year		(22,222)	(18,677)
End of the year		(30,657)	(22,222)
End of the year		30,657	22,222
Gross carrying amount [member] | Trademark [member]
Statement Line Items [Line Items]
As of January 1, 2019		70,600	70,600
Additions (1)	[1]
Disposals
Exchange differences
Additions from business combination (2)	[2]
Beginning of the year		(70,600)	(70,600)
End of the year		(70,600)	(70,600)
End of the year		70,600	70,600
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		2,047	2,047
Additions (1)	[1]	2,287
Disposals
Exchange differences		114
Additions from business combination (2)	[2]
Beginning of the year		(2,047)	(2,047)
End of the year		(4,448)	(2,047)
End of the year		4,448	2,047
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
As of January 1, 2019		(24,762)	(16,581)
Disposals
Exchange differences		32	(4)
Beginning of the year		24,762	16,581
Amortization for the year		9,689	8,185
End of the year		34,483	24,762
End of the year		(34,483)	(24,762)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
As of January 1, 2019
Disposals
Exchange differences
Beginning of the year
Amortization for the year
End of the year
End of the year
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		(9,437)	(6,457)
Disposals
Exchange differences		(1)
Beginning of the year		9,437	6,457
Amortization for the year		3,013	2,980
End of the year		12,449	9,437
End of the year		(12,449)	(9,437)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		(13,325)	(8,122)
Disposals
Exchange differences
Beginning of the year		13,325	8,122
Amortization for the year		6,674	5,203
End of the year		19,999	13,325
End of the year		(19,999)	(13,325)
Accumulated depreciation, amortisation and impairment [member] | Trademark [member]
Statement Line Items [Line Items]
As of January 1, 2019
Disposals
Exchange differences
Beginning of the year
Amortization for the year
End of the year
End of the year
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
As of January 1, 2019		(2,000)	(2,002)
Disposals
Exchange differences		33	(4)
Beginning of the year		2,000	2,002
Amortization for the year		2	2
End of the year		2,035	2,000
End of the year		$ (2,035)	$ (2,000)

[1]	Represents capitalized development expenditure net of grants received from the Norwegian government.
[2]	See Note 25 for additional information on the business combination.